Borrowings - Financial Liabilities (Details) $ in Thousands	2 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended
	Mar. 13, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 29, 2018 USD ($)	Aug. 29, 2018 USD ($)	Nov. 09, 2018 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Outstanding balance under sale and leaseback transaction		$ 190,713				$ 79,391
Financial Liability | Minsheng Financial Leasing Co
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities		$ 119,000
Number of containerships under sale and leaseback transaction		14
Sale and leaseback transaction, number of repayment installments		60
Sale and leaseback transaction, frequency of repayment installments		monthly
Contractual obligation		$ 45,100
Outstanding balance under sale and leaseback transaction		$ 75,136
Line of credit facility issuance date		May 25, 2018
Financial Liability | Minsheng Financial Leasing Co | First Six Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities			$ 37,500
Financial Liability | Minsheng Financial Leasing Co | Four Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities				$ 26,000
Financial Liability | Minsheng Financial Leasing Co | Four Additional Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities					$ 26,700
Financial Liability | Bank Of Communications Financial Leasing Co Ltd
Debt Instrument [Line Items]
Loan's discount	$ 1,191
Sale and leaseback transaction, net proceeds financing activities	$ 119,060
Outstanding balance under sale and leaseback transaction		$ 115,577
Line of credit facility issuance date		Mar. 11, 2020
Financial Liability | Bank Of Communications Financial Leasing Co Ltd | Navios Unison and Navios Constellation
Debt Instrument [Line Items]
Sale and leaseback transaction, number of repayment installments		28
Sale and leaseback transaction, frequency of repayment installments		quarterly
Purchase obligation		$ 25,500
Debt Instrument, Interest Rate, Stated Percentage		3.10%
Debt variable rate basis		LIBOR plus 310 bps
Expiration date		Mar. 31, 2027
Financial Liability | Bank Of Communications Financial Leasing Co Ltd | Navios Unite and Navios Utmost
Debt Instrument [Line Items]
Sale and leaseback transaction, number of repayment installments		20
Sale and leaseback transaction, frequency of repayment installments		quarterly
Purchase obligation		$ 18,000
Debt Instrument, Interest Rate, Stated Percentage		3.35%
Debt variable rate basis		LIBOR plus 335 bps
Expiration date		Mar. 31, 2025